Summary of interest rate swaps (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Feb. 29, 2016
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 332,180
Interest rate swap 1 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 15,167
Derivative, Fixed Interest Rate	1.4025%
Interest rate swap 2 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 45,154
Derivative, Fixed Interest Rate	1.5035%
Interest rate swap 3 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 76,586
Derivative, Fixed Interest Rate	1.6015%
Interest rate swap 4 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 14,748
Derivative, Fixed Interest Rate	1.6998%
Interest rate swap 5 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 15,091
Derivative, Fixed Interest Rate	1.7995%
Interest rate swap 6 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 15,434
Derivative, Fixed Interest Rate	1.907%
Interest rate swap 7 [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 150,000	$ 150,000
Derivative, Fixed Interest Rate	2.197%